Consolidated Statements of Changes in Shareholders' Equity - EUR (€)	Shares outstanding	Issued capital	Share premium	Other capital reserves	Accumulated deficit	Other components of equity	Total
Balance at Dec. 31, 2020		€ 3,387,410	€ 220,289,876	€ 26,259,004	€ (168,345,620)	€ (3,726,791)	€ 77,863,880
Balance (in Shares) at Dec. 31, 2020	28,228,415
Loss for the period					(45,630,059)		(45,630,059)
Exchange differences on translation of foreign currency						6,777,061	6,777,061
Total comprehensive loss					(45,630,059)	6,777,061	(38,852,998)
Issuance of ordinary shares		1,873,203	63,269,346				65,142,549
Issuance of ordinary shares (in Shares)	15,610,022
Transaction costs			(4,219,222)				(4,219,222)
Equity-settled share-based payments				4,332,205			4,332,205
Share options exercised		43,839	970,744				1,014,583
Share options exercised (in Shares)	365,326
Balance at Dec. 31, 2021		5,304,452	280,310,744	30,591,209	(213,975,679)	3,050,270	105,280,996
Balance (in Shares) at Dec. 31, 2021	44,203,763
Loss for the period					(29,484,611)		(29,484,611)
Exchange differences on translation of foreign currency						4,206,810	4,206,810
Total comprehensive loss					(29,484,611)	4,206,810	(25,277,801)
Issuance of ordinary shares		60,000	2,289,624				2,349,624
Issuance of ordinary shares (in Shares)	500,000
Transaction costs			(47,735)				(47,735)
Equity-settled share-based payments				6,044,356			6,044,356
Equity-settled share-based payments (in Shares)
Share options exercised
Share options exercised (in Shares)
Balance at Dec. 31, 2022		5,364,452	282,552,633	36,635,564	(243,460,290)	7,257,080	88,349,440
Balance (in Shares) at Dec. 31, 2022	44,703,763
Loss for the period					(42,667,529)		(42,667,529)
Exchange differences on translation of foreign currency						125,085	125,085
Total comprehensive loss					(42,667,529)	125,085	(42,542,444)
Issuance of ordinary shares		1,687,110	54,796,819				56,483,929
Issuance of ordinary shares (in Shares)	14,059,252
Transaction costs			(3,360,626)				(3,360,626)
Equity-settled share-based payments				3,414,489			€ 3,414,489
Equity-settled share-based payments (in Shares)							120,257
Share options exercised		14,431	222,512				€ 236,943
Share options exercised (in Shares)	120,257
Balance at Dec. 31, 2023		€ 7,065,993	€ 334,211,338	€ 40,050,053	€ (286,127,819)	€ 7,382,166	€ 102,581,730
Balance (in Shares) at Dec. 31, 2023	58,883,272